Derivative Instruments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 contract	Dec. 31, 2012 contract	Dec. 31, 2011 contract
Total Index Series [Member]
Derivative Instruments Gain Loss [Line Items]
Monthly average number of futures contracts bought and sold	6,440	6,998	7,055
Agricultural Sector Series [Member]
Derivative Instruments Gain Loss [Line Items]
Monthly average number of futures contracts bought and sold	328	381	373